Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,148,001,561
Total Fee Amount	2,091,939.02
Total Offset Amount	0
Net Fee	$ 2,091,939.02
Offset Table N/A	N/A